Employee Benefit Plan, Description of Plan - EBP 009 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Apr. 21, 2026
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Subsequent Event	SUBSEQUENT EVENTS:
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015 through August 7, 2019. On April 21, 2026, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust a final distribution in the amount of $1.2 million (unaudited). These funds were received in suspense by the Kraft Heinz Savings Plan. The portion of this distribution allocable to the Plan is not yet known.

EBP, Reconciliation of Financial Statement to Form 5500	RECONCILIATION OF PLAN’S FINANCIAL STATEMENTS TO FORM 5500:
The following is a reconciliation of net assets per the financial statements to the Form 5500 (in thousands):

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$341,770	$312,260
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(165)	(619)
Deemed no post default payments	(650)	(690)
Net assets per the Form 5500	$340,955	$310,951
Investment contracts are shown at fair value on the Form 5500.
The following is a reconciliation of the increase in net assets available for benefits before transfers per the financial statements to the net income per the Form 5500 for the year ended December 31, 2025 (in thousands):

Increase/(decrease) in net assets available for benefits before transfers per the financial statements	$30,053
Change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	454
Change in deemed no post default payments	40
Net income/(loss) per the Form 5500	$30,547

EBP, Tax Status	TAX STATUS:
The Plan (formerly known as the H. J. Heinz Company SAVER Plan) obtained its latest determination letter dated May 20, 2014, in which the U.S. Internal Revenue Service (“IRS”) indicated that the Plan is designed in accordance with applicable sections of the Code. The Plan has been amended and restated since receiving the most recent determination letter. The Plan’s administrator believes that the Plan continues to be a “qualified” plan under Section 401(a) of the Code and that the Plan contains a qualified cash or deferred arrangement within the meaning of Section 401(k) of the Code. Therefore, no provision for income tax has been included in the Plan’s financial statements.
U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. EBAB has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and December 31, 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions. There are currently no audits for any tax periods in progress. EBAB believes it is no longer subject to income tax examinations for years prior to 2022.

EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Accounting
The accompanying financial statements are presented on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan holds an interest in the assets of the Master Trust, which is reported at fair value with the exception of fully benefit-responsive investment contracts that are presented at contract value. Net assets and investment income are allocated to the individual plans based upon their interests in each of the underlying participant-directed investments. The Plan’s investments in the Master Trust consist of various mutual funds, collective trusts, and common stock presented at fair value. Valuation methodologies for each type of investment are discussed within Note 7, Fair Value Measurements.
The Plan’s investments in the Master Trust also consist of synthetic guaranteed investment contracts (“GICs”). An investment contract is generally permitted to be valued at contract value, rather than fair value, to the extent it is fully benefit-responsive, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made to the contract, plus earnings, less participant withdrawals and administrative expenses. Synthetic GICs are fully benefit-responsive investment contracts that are included at contract value in the investments of the Plan and in the statements of net assets available for benefits.
Purchases and sales of investments are reflected on a trade-date basis. In accordance with the policy of stating investments at fair value, the net appreciation/(depreciation) in the fair value of investments reflects both realized gains or losses and the change in the unrealized appreciation/(depreciation) of investments held at year-end. Realized gains or losses from security transactions are reported on the average cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015, through August 7, 2019. On May 15, 2025, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust an initial distribution (the "Securities Litigation Settlement Distribution") in the amount of $10.2 million. These funds were received in suspense by the Kraft Heinz Savings Plan. The portion of this initial distribution available to the Plan is not yet known. The unallocated assets are pending an allocation analysis among the participants and beneficiaries in the Plan and the Kraft Heinz Savings Plan (the “Kraft Heinz Plans”). Upon completion of the analysis, the settlement proceeds and the related earnings will be allocated between the Kraft Heinz Plans. As of the year ended December 31, 2025, The Securities Litigation Settlement Distribution had related earnings of $0.2 million. No amount is shown on the statement of changes in net assets available for benefits as the amount due to the Plan cannot be reasonably estimated as of the report date. On April 21, 2026, a final distribution was received in the amount of $1.2 million (Note 9, Subsequent Events).
Risks and Uncertainties
The Plan and the Master Trust provide for various investment options. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk, liquidity risk, and overall market volatility. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is reasonably possible that changes in the values of investments will occur in the near term and that these changes could materially affect participants’ account balances and the amounts reported in the financial statements.
Benefits Paid
Benefit payments to participants are recorded upon distribution.
Notes Receivable from Participants
Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions, and the notes are collateralized by the participants’ account balances.

EBP, Master Trust	MASTER TRUST:
The following table presents the net assets of the Master Trust (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Interest in Master Trust	Master Trust	Plan’s Interest in Master Trust
Investments at contract value:
Synthetic investment contracts(1)	$222,528	$15,152	$227,557	$15,782
Investments at fair value:
Collective trusts	3,824,977	308,716	3,490,832	276,903
Registered investment companies	79,980	1,921	86,313	2,605
Common stocks	59,302	5,305	85,870	7,365
Short-term investments	3,917	307	7,198	540
Total investments at fair value	3,968,176	316,249	3,670,213	287,413
Total investments	4,190,704	331,401	3,897,770	303,195
Receivables:
Pending trades and other	6	—	71	5
Total assets	4,190,710	331,401	3,897,841	303,200
Liabilities:
Pending trades and other	(1,302)	(89)	(1,933)	(134)
Total liabilities	$(1,302)	$(89)	$(1,933)	$(134)
Net assets	$4,189,408	$331,312	$3,895,908	$303,066
 (1) As of December 31, 2025, the Master Trust synthetic investments include settlement proceeds of $10,244,054 and settlement earnings of $224,172. Refer to Note 2, Investment Valuation and Income Recognition.

The following is a summary of the investment income/(loss) and other additions to the Master Trust for the year ended December 31, 2025 (in thousands):

Interest and dividends	$15,261
Net appreciation/(depreciation) in fair value of investments	540,401
Other additions (Note 2)	10,468
Investment income/(loss) and other additions	$566,130
Plan’s interest therein	$42,046

EBP, Description of Plan	PLAN DESCRIPTION:
General
The Kraft Heinz Union Savings Plan (the “Plan”) is a defined contribution plan covering eligible hourly employees actively employed by certain subsidiaries of The Kraft Heinz Company (the “Company” and, together with its subsidiaries, “Kraft Heinz”). Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The following description of the Plan provides only general information.
Kraft Heinz Foods Company (“KHFC”), a wholly-owned subsidiary of the Company, is the sponsor of the Plan, and the Employee Benefits Administration Board of the Company (“EBAB”) is responsible for the day-to-day administration and investment operations of the Plan. EBAB is responsible for selecting the investment options in which participants elect to invest their Plan accounts, appointing investment managers to manage one or more of the investment options, and monitoring the performance of the investment options. The Plan also vests EBAB with authority to control and manage the non-investment operations of the Plan. EBAB appointed Newport Trust Company (“Newport”) as the independent fiduciary and investment manager of the Kraft Heinz stock fund of the Plan (the “Stock Fund”). Effective April 14, 2022, the Stock Fund was frozen to new investments (i.e. no future contributions or balance transfers may be made into the Stock Fund).
Throughout the year, employees transfer to various departments within Kraft Heinz, which may result in the employee becoming eligible or, if he or she was already participating in the Plan, ineligible, to participate in the Plan. The provisions of the plans sponsored by Kraft Heinz (including the Plan) provide that when an employee becomes ineligible for their current plan and eligible for a different plan due to a transfer, the employee’s account balance in that plan will follow them and transfer to the plan for which the employee is now eligible. This may result in a transfer to or from the Plan. This is shown as a “Transfer to Kraft Heinz Savings Plan” on the statement of changes in net assets available for benefits.
Master Trust
Assets of the Plan are co-invested with the assets of other defined contribution plans sponsored by KHFC in a commingled investment fund known as the Kraft Heinz Defined Contribution Master Trust (the “Master Trust”) for which Fidelity Management Trust Company (the “Trustee”) serves as the trustee. As of December 31, 2025 and December 31, 2024, the other defined contribution plans in the Master Trust included the Savings Plan for Puerto Rico Employees of Kraft Foods Group, Inc. and the Kraft Heinz Savings Plan.
Eligibility
Employees of Kraft Heinz who are represented by designated collective bargaining units are eligible to participate in the Plan. Participants should refer to the Plan document for a description of the Plan’s service requirements. Employees are not eligible to participate in the Plan unless they are employed by KHFC or an affiliate that has adopted the Plan and are covered by a collective bargaining agreement that provides for participation in the Plan.
Participant Contributions
The benefits offered under the Plan may vary, depending upon the job location of the employee and the collective bargaining unit of which he or she is a member. Eligible employees can make tax-deferred, Roth 401(k), and/or (for some eligible groups) after-tax contributions, or a combination thereof (“Participant Contributions”). The total of Participant Contributions may not exceed the percentage of the participant’s compensation set forth in the Plan document or applicable collective bargaining agreement.
The aggregate contributions made by participants may not exceed contribution limitations set forth in the Code. Direct tax-deferred and Roth 401(k) contributions by any participant under the Plan and any other qualified cash or deferred arrangement were limited to $23,500 ($31,000 if over age 50 by year end) in 2025. Total employer and employee contributions to the Plan were limited to $70,000 ($77,500 if over age 50 by year end) or 100% of the participant’s compensation, whichever is less in 2025.

Effective January 1, 2025, the Plan was amended to provide for increased catch-up contributions for participants age 60 to 63, as permitted under the SECURE 2.0 Act of 2022. These contributions were limited to $11,250 in 2025.
Automatic Enrollment and Escalation
Certain eligible employees are covered by a collective bargaining agreement in which an automatic contribution rate has been negotiated, ranging from 2% to 6%. These contributions are invested in the Plan’s default investment option unless the employee makes a different investment election.
The default investment option is a BlackRock LifePath Index Funds G that corresponds with the year the participant will reach age 65. Employees may opt out of the automatic enrollment, stop contributions, modify their contribution rate or type, or change their investment elections at any time. Participants may also elect to have their deferral contributions automatically increased each year by a percentage and at a time of their choosing, up to a maximum of the Plan or Code limits.
Employer Contributions
Some eligible employees who make Participant Contributions are eligible to receive matching contributions from Kraft Heinz (“Kraft Heinz Matching Contributions”). Kraft Heinz Matching Contributions are based on the amount of each participant’s contributions to the Plan, subject to certain limits under the Code. The amount of Kraft Heinz Matching Contributions is negotiated with each collective bargaining unit representing eligible employees and differs by work location.
Eligible employees at certain locations automatically receive a non-elective contribution equal to 3% of the employee’s eligible pay. Eligible employees at certain locations automatically receive an age-related contribution equal to a percentage of their eligible pay. The age-related contributions range from a rate of 2% for participants who are less than 30 years old to a rate of 8.5% for participants who are 65 years old and over.
The amount paid in 2026 related to the Kraft Heinz Non-Elective Contributions for 2025 was $2.4 million. $786 thousand of this was funded using forfeitures. The net amount is included in the employer contributions receivable on the statements of net assets available for benefits as of December 31, 2025.
Additionally, Kraft Heinz may, but is not required to, contribute for each Plan year an additional supplemental amount for certain groups of participants. The supplemental contribution for each group is allocated to the supplemental contribution accounts of all eligible participants in that group on a pro-rata basis according to the ratio of each participant’s earnings for the plan year to the total earnings of all participants in that group for the plan year. Supplemental contributions are reflected in the Plan financial statements in the year in which EBAB approves them. There were no supplemental contributions made during 2025.
Participant Accounts
The participants’ accounts are credited with Participant Contributions, Kraft Heinz Matching Contributions, non-elective contributions, age-related contributions, and/or supplemental contributions, as applicable, and Plan earnings and charged with benefit payments, allocation of Plan losses, and administrative expenses, as applicable. Each participant has the right to direct the investment of their account to any of the investment options available under the Plan. Alternatively, a participant can elect to have Fidelity Portfolio Advisory Service direct the investment of their account.
The Kraft Heinz Matching Contributions, non-elective contributions, age-related contributions, and supplemental contributions are based on participants’ eligible earnings while each participant’s investment earnings are determined by the results of the underlying investments selected by the participant. The participant is entitled to the participant’s vested account balance.
Employee Stock Ownership Plan
The employee stock ownership plan (“ESOP”) portion of the Plan permits participants who have an investment in the Stock Fund, to elect, no later than the business day immediately preceding an ex-dividend date with respect to a cash dividend payable on shares of the Company common stock, to have the portion of the dividend that qualifies as a dividend for U.S. federal income tax purposes paid to them in cash or have the dividend reinvested in additional units of the Stock Fund.
Voting Rights for Employer Stock
Each participant is entitled to exercise voting rights with respect to the shares allocated to their account. Participant votes are tabulated by the transfer agent and communicated to the Trustee. The Trustee generally is required to vote any allocated shares for which instructions have not been given by a participant in the same proportion for which the Trustee received participant direction.
Vesting
The portion of a participant’s account that includes Participant Contributions, rollover contributions, dividends paid on investments in the Stock Fund, and related earnings is fully vested at all times.
A participant who is designated by Kraft Heinz as part of a bargaining unit previously part of Kraft Foods Group, Inc. will vest in the Kraft Heinz Matching Contributions account and non-elective contributions account based on the participant’s years of service in accordance with the following schedule:

Years of Service	Vested Percentage
Less than 2	—
2 but less than 3	25%
3 but less than 4	50%
4 but less than 5	75%
5 or more	100%
A participant who is designated by Kraft Heinz as part of a bargaining unit previously part of H. J. Heinz Company (“Heinz”) generally will vest in the Kraft Heinz Matching Contributions account, non-elective contributions account, age-related contributions account, and supplemental contributions account (if any) after three years of service.
However, regardless of a participant’s years of service, a participant will become 100% vested in their Kraft Heinz Matching Contributions account, non-elective contributions account, age-related contributions account, and supplemental contributions account, as applicable, if the participant reaches age 65 while employed by Kraft Heinz, or if the participant terminates employment with Kraft Heinz after the beginning of the year in which he or she reaches age 55, due to disability or death, or due to an applicable Company-designated job elimination, plant shutdown or closing of a unit, permanent layoff in connection with a reduction in force, or sale or other disposition of all or a portion of a business or product line to a purchaser, transferee, or acquirer.
Withdrawals and Distributions
A participant who is designated by Kraft Heinz as part of a bargaining unit previously part of Heinz may withdraw after-tax (excluding Roth 401(k)) and rollover contributions, plus related earnings, at any time. Certain sub-accounts transferred to the Plan from the Kraft Foods Group, Inc. TIP Plan also are available for withdrawal at any time.
Participant Contributions and rollover contributions not described above, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant qualifies for a hardship withdrawal or becomes disabled, as defined in the Plan. Kraft Heinz Matching Contributions and non-elective, age-related, and supplemental contributions, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant becomes disabled, as defined in the Plan. Certain participants who are designated by Kraft Heinz as part of a bargaining unit previously part of Heinz are not eligible for in-service withdrawals of Company contributions at any age.
If a participant qualifies for a hardship withdrawal, he or she can withdraw from their tax-deferred or Roth 401(k) account (including catch-up contributions), but not from earnings credited to those accounts after December 31, 1988, or from after-tax and rollover accounts (including related earnings) that are not otherwise eligible for withdrawal. All other funds that are eligible for distribution must be withdrawn first before the participant can withdraw from their tax-deferred or Roth 401(k) accounts. All withdrawals other than hardship withdrawals are generally limited to two per year.
Effective January 1, 2025, the Plan was amended to allow an Employee to request a qualified birth or adoption distribution (“QBAD”), pursuant to the SECURE 2.0 Act of 2022. The total QBAD a Participant can receive with respect to a child or eligible adoptee is limited to the balance of the Participant’s vested accounts or $5,000, whichever is less.
Forfeitures
If a participant terminates employment, any non-vested Company contributions are forfeited when the participant has a five-year break in service, or, if earlier, when the participant receives a distribution of their entire vested balance. The forfeited amounts are restored if the participant is rehired before incurring a five-year break in service and repays the full amount of any earlier distribution. Benefits also may be forfeited if EBAB is unable to locate a participant, after following its missing participant search procedures, subject to reinstatement if the participant is located or a beneficiary makes a valid claim for the benefit. Forfeitures may be used to restore forfeited amounts to other participants, offset Kraft Heinz Matching Contributions and other Company contributions, and pay certain expenses.
Notes Receivable from Participants
Actively employed participants may request a loan from their accounts. The minimum loan is $1,000, and the maximum is 50% of the vested value of the participant’s account, or, if less, $50,000 reduced by the participant’s highest outstanding loan balance in the preceding 12 months. New loans requested on or after January 1, 2018 are limited to the balance in the participant’s tax deferred account, Roth savings account, after tax account, and rollover account, and the portion of the participant’s in-plan conversion account attributable to such accounts. Participants are charged a $50 loan processing fee. The interest rate is set based on the Reuters prime rate in effect on the last day of the month before the loan is issued plus 1%. Subject to exceptions for participant loans of plans that were merged into the Plan, participants may not have more than one outstanding loan at a time.
Outstanding loans, which are secured by the participant’s interest in the Plan, are repaid through payroll deductions, subject to rules permitting prepayment. Loans may have a repayment term of up to five years (15 years for primary residence loans).
In the event of default, as described by the Plan, participants are considered to have received a distribution and are subject to income taxes on the distributed amount. Participants may also be subject to an additional 10% penalty tax on the taxable distribution if it occurs prior to age 59½.
Plan Termination
KHFC reserves the right, subject to the applicable provisions of ERISA and the Code, to amend (retroactively or otherwise) the Plan, reduce or suspend Kraft Heinz Matching Contributions, non-elective contributions, age-related contributions, and/or supplemental contributions to the Plan or terminate the Plan. Such actions may be taken at any time, with or without notice to participants. However, no such action may deprive any participant or beneficiary under the Plan of any vested right. In the event the Plan is terminated or partially terminated (within the meaning of the Code), each affected participant will become fully vested in their entire account.
Administrative Expenses
The Plan pays reasonable expenses including record keeping fees, administrative charges, professional fees, trustee fees, brokerage fees, commissions, and expenses incident to the income or assets of the Master Trust or the purchase or sale of securities by the Trustee from the assets of the Master Trust unless paid by Kraft Heinz.

EBP, Description of Plan [Line Items]
EBP, Description of Plan	PLAN DESCRIPTION:
General
The Kraft Heinz Union Savings Plan (the “Plan”) is a defined contribution plan covering eligible hourly employees actively employed by certain subsidiaries of The Kraft Heinz Company (the “Company” and, together with its subsidiaries, “Kraft Heinz”). Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The following description of the Plan provides only general information.
Kraft Heinz Foods Company (“KHFC”), a wholly-owned subsidiary of the Company, is the sponsor of the Plan, and the Employee Benefits Administration Board of the Company (“EBAB”) is responsible for the day-to-day administration and investment operations of the Plan. EBAB is responsible for selecting the investment options in which participants elect to invest their Plan accounts, appointing investment managers to manage one or more of the investment options, and monitoring the performance of the investment options. The Plan also vests EBAB with authority to control and manage the non-investment operations of the Plan. EBAB appointed Newport Trust Company (“Newport”) as the independent fiduciary and investment manager of the Kraft Heinz stock fund of the Plan (the “Stock Fund”). Effective April 14, 2022, the Stock Fund was frozen to new investments (i.e. no future contributions or balance transfers may be made into the Stock Fund).
Throughout the year, employees transfer to various departments within Kraft Heinz, which may result in the employee becoming eligible or, if he or she was already participating in the Plan, ineligible, to participate in the Plan. The provisions of the plans sponsored by Kraft Heinz (including the Plan) provide that when an employee becomes ineligible for their current plan and eligible for a different plan due to a transfer, the employee’s account balance in that plan will follow them and transfer to the plan for which the employee is now eligible. This may result in a transfer to or from the Plan. This is shown as a “Transfer to Kraft Heinz Savings Plan” on the statement of changes in net assets available for benefits.
Master Trust
Assets of the Plan are co-invested with the assets of other defined contribution plans sponsored by KHFC in a commingled investment fund known as the Kraft Heinz Defined Contribution Master Trust (the “Master Trust”) for which Fidelity Management Trust Company (the “Trustee”) serves as the trustee. As of December 31, 2025 and December 31, 2024, the other defined contribution plans in the Master Trust included the Savings Plan for Puerto Rico Employees of Kraft Foods Group, Inc. and the Kraft Heinz Savings Plan.
Eligibility
Employees of Kraft Heinz who are represented by designated collective bargaining units are eligible to participate in the Plan. Participants should refer to the Plan document for a description of the Plan’s service requirements. Employees are not eligible to participate in the Plan unless they are employed by KHFC or an affiliate that has adopted the Plan and are covered by a collective bargaining agreement that provides for participation in the Plan.
Participant Contributions
The benefits offered under the Plan may vary, depending upon the job location of the employee and the collective bargaining unit of which he or she is a member. Eligible employees can make tax-deferred, Roth 401(k), and/or (for some eligible groups) after-tax contributions, or a combination thereof (“Participant Contributions”). The total of Participant Contributions may not exceed the percentage of the participant’s compensation set forth in the Plan document or applicable collective bargaining agreement.
The aggregate contributions made by participants may not exceed contribution limitations set forth in the Code. Direct tax-deferred and Roth 401(k) contributions by any participant under the Plan and any other qualified cash or deferred arrangement were limited to $23,500 ($31,000 if over age 50 by year end) in 2025. Total employer and employee contributions to the Plan were limited to $70,000 ($77,500 if over age 50 by year end) or 100% of the participant’s compensation, whichever is less in 2025.

Effective January 1, 2025, the Plan was amended to provide for increased catch-up contributions for participants age 60 to 63, as permitted under the SECURE 2.0 Act of 2022. These contributions were limited to $11,250 in 2025.
Automatic Enrollment and Escalation
Certain eligible employees are covered by a collective bargaining agreement in which an automatic contribution rate has been negotiated, ranging from 2% to 6%. These contributions are invested in the Plan’s default investment option unless the employee makes a different investment election.
The default investment option is a BlackRock LifePath Index Funds G that corresponds with the year the participant will reach age 65. Employees may opt out of the automatic enrollment, stop contributions, modify their contribution rate or type, or change their investment elections at any time. Participants may also elect to have their deferral contributions automatically increased each year by a percentage and at a time of their choosing, up to a maximum of the Plan or Code limits.
Employer Contributions
Some eligible employees who make Participant Contributions are eligible to receive matching contributions from Kraft Heinz (“Kraft Heinz Matching Contributions”). Kraft Heinz Matching Contributions are based on the amount of each participant’s contributions to the Plan, subject to certain limits under the Code. The amount of Kraft Heinz Matching Contributions is negotiated with each collective bargaining unit representing eligible employees and differs by work location.
Eligible employees at certain locations automatically receive a non-elective contribution equal to 3% of the employee’s eligible pay. Eligible employees at certain locations automatically receive an age-related contribution equal to a percentage of their eligible pay. The age-related contributions range from a rate of 2% for participants who are less than 30 years old to a rate of 8.5% for participants who are 65 years old and over.
The amount paid in 2026 related to the Kraft Heinz Non-Elective Contributions for 2025 was $2.4 million. $786 thousand of this was funded using forfeitures. The net amount is included in the employer contributions receivable on the statements of net assets available for benefits as of December 31, 2025.
Additionally, Kraft Heinz may, but is not required to, contribute for each Plan year an additional supplemental amount for certain groups of participants. The supplemental contribution for each group is allocated to the supplemental contribution accounts of all eligible participants in that group on a pro-rata basis according to the ratio of each participant’s earnings for the plan year to the total earnings of all participants in that group for the plan year. Supplemental contributions are reflected in the Plan financial statements in the year in which EBAB approves them. There were no supplemental contributions made during 2025.
Participant Accounts
The participants’ accounts are credited with Participant Contributions, Kraft Heinz Matching Contributions, non-elective contributions, age-related contributions, and/or supplemental contributions, as applicable, and Plan earnings and charged with benefit payments, allocation of Plan losses, and administrative expenses, as applicable. Each participant has the right to direct the investment of their account to any of the investment options available under the Plan. Alternatively, a participant can elect to have Fidelity Portfolio Advisory Service direct the investment of their account.
The Kraft Heinz Matching Contributions, non-elective contributions, age-related contributions, and supplemental contributions are based on participants’ eligible earnings while each participant’s investment earnings are determined by the results of the underlying investments selected by the participant. The participant is entitled to the participant’s vested account balance.
Employee Stock Ownership Plan
The employee stock ownership plan (“ESOP”) portion of the Plan permits participants who have an investment in the Stock Fund, to elect, no later than the business day immediately preceding an ex-dividend date with respect to a cash dividend payable on shares of the Company common stock, to have the portion of the dividend that qualifies as a dividend for U.S. federal income tax purposes paid to them in cash or have the dividend reinvested in additional units of the Stock Fund.
Voting Rights for Employer Stock
Each participant is entitled to exercise voting rights with respect to the shares allocated to their account. Participant votes are tabulated by the transfer agent and communicated to the Trustee. The Trustee generally is required to vote any allocated shares for which instructions have not been given by a participant in the same proportion for which the Trustee received participant direction.
Vesting
The portion of a participant’s account that includes Participant Contributions, rollover contributions, dividends paid on investments in the Stock Fund, and related earnings is fully vested at all times.
A participant who is designated by Kraft Heinz as part of a bargaining unit previously part of Kraft Foods Group, Inc. will vest in the Kraft Heinz Matching Contributions account and non-elective contributions account based on the participant’s years of service in accordance with the following schedule:

Years of Service	Vested Percentage
Less than 2	—
2 but less than 3	25%
3 but less than 4	50%
4 but less than 5	75%
5 or more	100%
A participant who is designated by Kraft Heinz as part of a bargaining unit previously part of H. J. Heinz Company (“Heinz”) generally will vest in the Kraft Heinz Matching Contributions account, non-elective contributions account, age-related contributions account, and supplemental contributions account (if any) after three years of service.
However, regardless of a participant’s years of service, a participant will become 100% vested in their Kraft Heinz Matching Contributions account, non-elective contributions account, age-related contributions account, and supplemental contributions account, as applicable, if the participant reaches age 65 while employed by Kraft Heinz, or if the participant terminates employment with Kraft Heinz after the beginning of the year in which he or she reaches age 55, due to disability or death, or due to an applicable Company-designated job elimination, plant shutdown or closing of a unit, permanent layoff in connection with a reduction in force, or sale or other disposition of all or a portion of a business or product line to a purchaser, transferee, or acquirer.
Withdrawals and Distributions
A participant who is designated by Kraft Heinz as part of a bargaining unit previously part of Heinz may withdraw after-tax (excluding Roth 401(k)) and rollover contributions, plus related earnings, at any time. Certain sub-accounts transferred to the Plan from the Kraft Foods Group, Inc. TIP Plan also are available for withdrawal at any time.
Participant Contributions and rollover contributions not described above, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant qualifies for a hardship withdrawal or becomes disabled, as defined in the Plan. Kraft Heinz Matching Contributions and non-elective, age-related, and supplemental contributions, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant becomes disabled, as defined in the Plan. Certain participants who are designated by Kraft Heinz as part of a bargaining unit previously part of Heinz are not eligible for in-service withdrawals of Company contributions at any age.
If a participant qualifies for a hardship withdrawal, he or she can withdraw from their tax-deferred or Roth 401(k) account (including catch-up contributions), but not from earnings credited to those accounts after December 31, 1988, or from after-tax and rollover accounts (including related earnings) that are not otherwise eligible for withdrawal. All other funds that are eligible for distribution must be withdrawn first before the participant can withdraw from their tax-deferred or Roth 401(k) accounts. All withdrawals other than hardship withdrawals are generally limited to two per year.
Effective January 1, 2025, the Plan was amended to allow an Employee to request a qualified birth or adoption distribution (“QBAD”), pursuant to the SECURE 2.0 Act of 2022. The total QBAD a Participant can receive with respect to a child or eligible adoptee is limited to the balance of the Participant’s vested accounts or $5,000, whichever is less.
Forfeitures
If a participant terminates employment, any non-vested Company contributions are forfeited when the participant has a five-year break in service, or, if earlier, when the participant receives a distribution of their entire vested balance. The forfeited amounts are restored if the participant is rehired before incurring a five-year break in service and repays the full amount of any earlier distribution. Benefits also may be forfeited if EBAB is unable to locate a participant, after following its missing participant search procedures, subject to reinstatement if the participant is located or a beneficiary makes a valid claim for the benefit. Forfeitures may be used to restore forfeited amounts to other participants, offset Kraft Heinz Matching Contributions and other Company contributions, and pay certain expenses.
Notes Receivable from Participants
Actively employed participants may request a loan from their accounts. The minimum loan is $1,000, and the maximum is 50% of the vested value of the participant’s account, or, if less, $50,000 reduced by the participant’s highest outstanding loan balance in the preceding 12 months. New loans requested on or after January 1, 2018 are limited to the balance in the participant’s tax deferred account, Roth savings account, after tax account, and rollover account, and the portion of the participant’s in-plan conversion account attributable to such accounts. Participants are charged a $50 loan processing fee. The interest rate is set based on the Reuters prime rate in effect on the last day of the month before the loan is issued plus 1%. Subject to exceptions for participant loans of plans that were merged into the Plan, participants may not have more than one outstanding loan at a time.
Outstanding loans, which are secured by the participant’s interest in the Plan, are repaid through payroll deductions, subject to rules permitting prepayment. Loans may have a repayment term of up to five years (15 years for primary residence loans).
In the event of default, as described by the Plan, participants are considered to have received a distribution and are subject to income taxes on the distributed amount. Participants may also be subject to an additional 10% penalty tax on the taxable distribution if it occurs prior to age 59½.
Plan Termination
KHFC reserves the right, subject to the applicable provisions of ERISA and the Code, to amend (retroactively or otherwise) the Plan, reduce or suspend Kraft Heinz Matching Contributions, non-elective contributions, age-related contributions, and/or supplemental contributions to the Plan or terminate the Plan. Such actions may be taken at any time, with or without notice to participants. However, no such action may deprive any participant or beneficiary under the Plan of any vested right. In the event the Plan is terminated or partially terminated (within the meaning of the Code), each affected participant will become fully vested in their entire account.
Administrative Expenses
The Plan pays reasonable expenses including record keeping fees, administrative charges, professional fees, trustee fees, brokerage fees, commissions, and expenses incident to the income or assets of the Master Trust or the purchase or sale of securities by the Trustee from the assets of the Master Trust unless paid by Kraft Heinz.

EBP, Cash received for legal settlement		$ 1.2